Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Short-Term Debt [Line Items]
Convertible promissory notes
Note 7—Convertible promissory notes
On various dates beginning on December 11, 2023 through March 28, 2024, the Company entered into Convertible Promissory Note Agreements (the “Notes”) with various entities at various amounts for an aggregate of $7,588,000. The Notes bear interest at a rate of twenty percent (20%) per annum and mature on the second anniversary of the issuance date. In addition, the Company included an additional clause for investors which grants common stock purchase warrants (the “Warrants”) to Holders in the event they subscribe to purchase Notes in the aggregate principal amount of more than $4.0 million or more equal to (i) 50% of the aggregate principal amount of the Note purchased divided by $0.68. Refer to Note 11 for additional information on the Warrants. There were no warrants issued as of March 31, 2024.
The Notes are convertible into New Securities (depending on the applicable conversion event) upon the following: (i) automatic conversion upon an initial public offering (“Mandatory Conversion 1”), (ii) automatic conversion upon the occurrence of a de-SPAC
transaction (“Mandatory Conversion 2”), (iii) automatic conversion upon the occurrence of a reverse public merger transaction (”Specified Merger Transaction”) at a conversion price equal to (i) the outstanding principal and interest of the Notes prior to conversion divided by (ii)$0.68 (“Mandatory Conversion 3”), or (iv) optional new securities conversion upon a qualified equity financing, transaction, series of transactions, or merger other than an IPO or de-SPAC
transaction, as defined per the terms of the Note Agreement. The Holder has the option, at the occurrence of qualified equity financing, transaction, series of transactions, or merger other than an IPO, de-SPAC
transaction, or reverse public merger transaction, to convert the outstanding Notes into shares of common stock (“Optional Conversion”), or to receive a prepayment from the Company for the outstanding principal and interest remaining on the Notes (“Optional Redemption”). Under an IPO or
de-SPAC
transaction, the Notes convert at the sum of (a) the outstanding principal balance and unpaid accrued interest at the time of the transaction, plus (b) a Make-Whole Amount premium, defined in the Note Agreement as additional interest to be incurred until the next period end date as defined in the Note Agreement, divided by the common stock price per share at the time of the public offering (for IPO) or at closing (for de-SPAC
transaction). Under a reverse public merger transaction, the Notes convert at the sum of (a) the outstanding principal balance and unpaid accrued interest at the time of the transaction, plus (b) a Make-Whole Amount premium, defined in the Note Agreement as additional interest to be incurred until the next period end date as defined in the Note Agreement, divided by a conversion price equal to $0.68.

The Company evaluated the terms of the Notes for embedded conversion features in accordance with ASC
815-15-25
and determined that the Mandatory Conversion 1 feature, Mandatory Conversion 2 feature, Mandatory Conversion 3 feature, and Optional Conversion feature meet the definition of an embedded derivative liability that is required to be bifurcated from the host instrument and measured at fair value, with subsequent changes in fair value recognized in the condensed consolidated statement of operations.
Management used a scenario-based analysis to estimate the fair value of the bifurcated embedded derivative liability at issuance of the Notes. The Company recognized debt discount of $365,092 upon issuance of the Notes. There was a gain of $12,092 for the three months ended March 31, 2024, due to the estimated change in fair value of the bifurcated embedded derivative liability. The related discount is amortized to interest expense over the term of the debt using the effective yield method. Amortization expense related to the debt discount totaled $17,383 for the three months ended March 31, 2024. Interest expense, inclusive of the debt discount amortization, on the Notes totaled $255,152 for the three months ended March 31, 2024.

Note 7—Convertible promissory notes
On various dates beginning on December 11, 2023 through December 29, 2023, the Company entered into Convertible Promissory Note Agreements (the “Notes”) with various entities at various amounts for an aggregate of $2,685,000. The Notes bear interest at a rate of twenty percent (20%) per annum and mature on the second anniversary of the issuance date.
The Notes are convertible into New Securities (depending on the applicable conversion event) upon the following: (i) automatic conversion upon an initial public offering, (ii) automatic conversion upon the occurrence of a de-SPAC
transaction (reverse public merger), or (iii) optional new securities conversion upon a qualified equity financing, transaction, series of transactions, or merger other than an IPO or de-SPAC
transaction, as defined per the terms of the Note Agreement.
The Company has the right, at the occurrence of qualified equity financing, transaction, series of transactions, or merger other than an IPO or de-SPAC
transaction, to prepay all of the outstanding Notes (including the make-whole premium), although in lieu of prepayment, the holders have the right to convert the outstanding notes into shares of common stock (excluding the make-whole premium). Under an IPO or de-SPAC
transaction, the Notes convert at the sum of (a) the outstanding principal balance and unpaid accrued interest at the time of the transaction, plus (b) a Make-Whole Amount premium, defined in the Note Agreement as additional interest to be incurred until the next period end date as defined in the Note Agreement, divided by the common stock price per share at the time of the public offering (for IPO) or at closing (for de-SPAC
transaction).
The Company evaluated the embedded make-whole features in accordance with ASC
815-15-25.
The embedded make-whole features are not clearly and closely related to the debt host instrument and therefore have been separately measured at fair value, with subsequent changes in fair value recognized in the consolidated statement of operations.
The proceeds received upon issuing the Notes were first allocated to the fair value of the bifurcated embedded derivative with the remainder to the allocated to the debt host instrument. The Company recognized debt discount of $137,000 upon issuance of the Notes. The related discount is amortized to interest expense over the term of the debt using the effective yield method.
The embedded make-whole features are separately measured at fair value, using level
3 inputs, with changes in fair value recognized in current operations. Management used a scenario-based analysis to estimate the fair value of the bifurcated embedded derivative liability at issuance of the Notes and as of December 31, 2023. The change in fair market value of the bifurcated embedded derivative liability from the date of issuance to December 31, 2023, was de minimis.